Related Party Transactions (Details) - Series A convertible redeemable preferred shares - Certain investors and two directors - Lede Inc. $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2014 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares	Nov. 30, 2015 CNY (¥)
Related Party Transactions
Number of Shares issued (in shares) | shares	5,673,796
Share Price	$ 3.74
Total consideration | $	$ 21.2
Repurchase price (in dollars per share)		$ 3.74
Total consideration for preferred shares repurchased		$ 21.2	¥ 134.7